SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts for the years ended December 31, were as follow:

	For the years ended December 31,
	2014	2013	2012

Balance at January 1	$2,905	$1,916	$841
Provision	720	2,467	1,559
Recovery	-	-	(293)
Amounts written off (1)	(447)	(1,478)	(191)
Balance at December 31	$3,178	$2,905	$1,916

(1)  Accounts charged to the allowance when collection efforts cease.

Operating Supplies and Inventories
Operating supplies and inventories are carried at the lower of cost or market and consist of the following:

	At December 31,
	2014	2013

River barges in progress and raw material related to barge production for sale to third parties	$-	$12,416
Fuel and supplies	4,030	4,752
	$4,030	$17,168

Estimated Useful Life of Assets
The estimated useful life of each of the Company's major categories of assets is as follows:

Useful life
(in years)

Ocean-going vessels	24
PSVs	24
River barges and push boats	35
Buildings	20 to 30
Furniture and equipment	5 to 15

Deferred Gains
Deferred gains activity related to these transactions for the years ended December 31, was as follows:

	For the years ended December 31,
	2014	2013

Balance at beginning of the year	$3,584	$2,086
Deferred gains arising from sales	-	1,889
Amortization of deferred gains included in operating expenses as reduction to rental expense	(401)	(391)
Balance at end of the year	$3,183	$3,584

Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss in the accompanying consolidated balance sheets were as follows:

	At December 31,
	2014	2013

Unrealized net losses on interest rate collar	$(771)	$(1,362)
Unrealized net losses on interest rate swaps	(669)	(574)
Unrealized net gains on EURO hedge	119	128
Accumulated other comprehensive loss	$(1,321)	$(1,808)

Outstanding Equity Awards Not Included in the Diluted Net Loss per Share Calculation
The following outstanding equity awards are not included in the diluted net (loss) income per share attributable to Ultrapetrol (Bahamas) Limited calculation because they would have had an antidilutive effect:

	For the years ended December 31,
	2014	2013	2012

Stock options	2,473,000	349,000	459,000
Restricted stock	19,000	-	329,000
Convertible debt	-	-	13,051,000
Total	2,492,000	349,000	13,839,000

Computation of Basic and Diluted Net (Loss) Income per Share
The following table sets forth the computation of basic and diluted net (loss) income per share attributable to Ultrapetrol (Bahamas) Limited.

	For the years ended December 31,
	2014	2013	2012

Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(52,276)	$7,368	$(63,657)

Basic weighted average number of shares	140,292,249	140,090,112	35,382,913
Effect on dilutive shares -- options and restricted stock	-	236,652	-
Diluted weighted average number of shares	140,292,249	140,326,764	35,382,913

Basic and diluted net (loss) income per share attributable to Ultrapetrol (Bahamas) Limited	$(0.37)	$0.05	$(1.80)